[CHASE VISTA FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                  Chase Vista(SM). Setting the Global Standard.

                     CHASE VISTA U.S. TREASURY INCOME FUND

                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND

                             CHASE VISTA BOND FUND

                        CHASE VISTA SHORT-TERM BOND FUND

                                 April 30, 1998
                                  (unaudited)

FIXED INCOME FUNDS

                                   HIGHLIGHTS


o The Asian economic crisis weighed heavily on the market early in the period but was less of a factor during the first four months of 1998.

o Inflation remained under control and, during much of the period, interest rates remained in a relatively narrow trading range.


                                    CONTENTS

Chairman's Letter                                               3

Chase Vista U.S. Treasury Income Fund
 Fund Commentary o Portfolio of Investments                     4

Chase Vista U.S. Government Securities Fund
 Fund Commentary o Portfolio of Invessments                     9

Chase Vista Bond Fund
 Fund Commentary o Portfolio of Investments                    15

Chase Vista Short-Term Bond Fund
 Fund Commentary o Portfolio of Investments                    24

Fund Financial Statements                                      32

Notes to Financial Statements                                  35

Financial Highlights                                           43

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
    CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
     INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                    Unaudited
                             Chase Vista(SM) Funds

                               CHAIRMAN'S LETTER

                                                                   June 10, 1998
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista Fixed Income Funds for the period ended April 30, 1998:


[bullet]  U.S. Treasury Income Fund           [bullet]  Bond Fund
[bullet]  U.S. Government Securities Fund     [bullet]  Short-Term Bond Fund

Bonds Posted Modest Gains as Interest Rates Stabilized
Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with investors worrying about the impact of the Asian financial crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the pace of U.S. economic activity.

In December, bonds performed well due to weaker-than-expected economic data, most notably a benign retail sales report for November. Deflation concerns brought on by Asia's economic troubles, also helped bolster the market. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overheating drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and minor higher inflation concerns due to the U.S. economy's better-than-expected performance.

For the reporting period, the Federal Reserve Board maintained its neutral monetary policy, as it has for more than one year. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

Everyone at Chase Vista wishes to remind you of the important role fixed income investments play in a diversified portfolio. That said, we encourage you to maintain your investing discipline in the months and years ahead and look forward to continuing to help you reach your financial goals.


Sincerely,


/s/ Fergus Reid

Fergus Reid
Chairman

                                   Unaudited
                                About Your Fund


                     CHASE VISTA U.S. TREASURY INCOME FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                  Income
  Primary investments:        High-quality
                              U.S. Treasury Bonds
  Suggested investment
  time frame:                 Mid- to Long-Term
  Market benchmark:           Lehman Treasury Bond Index
  Lipper Funds category:      General U.S. Government Funds Average

                              Class A          Class B
                             ---------------- ---------------
  Inception date:             9/8/87           11/4/93
  Newspaper symbol:           USTreas          not listed
  As of April 30, 1998
  Net assets:                 $57.2 million    $11.0 million
  Average maturity:           9.5 years        9.5 years
  Average duration:           5.4 years        5.4 years
  Average quality:            AAA              AAA

                                   Unaudited
                                About Your Fund


                     CHASE VISTA U.S. TREASURY INCOME FUND

PERFORMANCE
Chase Vista U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury Bonds, had a total return of 2.86% (Class A shares, without sales charges) for the six-month period ended April 30, 1998.


STRATEGY
After struggling early in the period, the Fund enjoyed good performance in January due largely to a sharp decline in interest rates. Two key events that helped fuel the rally were a weaker-than-expected report on new orders by the National Association of Purchasing Managers and a suggestion by Federal Reserve Board chairman Alan Greenspan that the U.S. economy may experience disinflation due to the turmoil in Asia.


Since the beginning of the year, the Fund has focused on two strategies worth noting: With the yield curve flattening, the Fund has been using a barbell strategy, meaning it has an overweighting in long-term bonds and an overweighting in short-term bonds (those with maturities under two years). The Fund has also maintained a slightly higher duration compared to its benchmark, expecting lower interest rates due to the impact of Asia's economic woes on the global economy.


OUTLOOK
With the Asian economic crisis continuing to be a threat to the global economy and inflation still under control, the Fund's management team expects interest rates to trend lower in the months ahead. Given this forecast, the management team expects to maintain its longer-than-average duration and a barbell maturity structure going forward.

                                   Unaudited
                                About Your Fund

                     CHASE VISTA U.S. TREASURY INCOME FUND

                     CHASE VISTA U.S. TREASURY INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


Cash/Other               3.8%
Bonds                   96.2%



                     CHASE VISTA U.S. TREASURY INCOME FUND
             COMPOSITION OF MARKET VALUE OF PORTFOLIO AS OF 4/30/98


U.S. Treasury Securities             92.0%
U.S. Government Agency Obligations    8.0%



--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                              Without            With
  Class A Shares          Sales Charge     Sales Charge
  One Year                     9.51%           4.59%
  Five Years                   5.48%           4.52%
  Ten Years                    7.99%           7.50%

                              Without           With
  Class B Shares                CDSC           CDSC*
  One Year                     8.74%           3.74%
  Five Years+                  4.83%           4.50%
  Ten Years+                   7.66%           7.66%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance. Sales charge for Class A Shares is 4.50%.

* Assumes 5% CDSC for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

                                   Unaudited
                                About Your Fund

                     CHASE VISTA U.S. TREASURY INCOME FUND

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                     CHASE VISTA U.S. TREASURY FUND-CLASS I
                             AND ITS KEY BENCHMARKS


             Chase Vista U.S.          Lipper General          Lehman Treasury
           Treasury Income Fund      U.S. Gov't Funds Avg.       Bond Index
              ---------------        -------------------         ---------

4/88             9,550                    10,000                   10,000
4/89            10,234                    10,640                   10,759
4/90            11,064                    11,416                   11,661
4/91            12,717                    13,013                   13,360
4/92            13,934                    14,276                   14,741
4/93            15,785                    16,108                   16,854
4/94            15,872                    16,112                   17,037
4/95            16,717                    16,961                   18,143
4/96            17,888                    18,177                   19,661
4/97            18,825                    19,214                   20,914
4/30/98         20,616                    21,187                   23,233


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista U.S. Treasury Income Fund, the Lipper General U.S. Government Funds Average and the Lehman Treasury Bond Index from April 30, 1988 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 194 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista U.S. Treasury Income Fund
Portfolio of Investments April 30, 1998 (unaudited)

   Principal
    Amount
     (USD)     Issuer                                  Value
-------------- --------------------------------------- -------------
Long-Term Investments -- 88.7%
---------------------------------------------------------------------
               U.S. Treasury Securities -- 88.7%
               ---------------------------------------
               U. S. Treasury Notes & Bonds,
$ 9,400,000    6.13%, 11/15/27                         $ 9,617,328
  1,700,000    6.13%, 08/15/07                           1,745,951
  1,000,000    6.38%, 08/15/27                           1,052,190
  1,000,000    6.50%, 05/31/02                           1,029,530
  2,000,000    7.50%, 02/15/05                           2,195,620
  6,000,000    7.75%, 01/31/00                           6,211,860
  7,000,000    7.88%, 08/15/01                           7,459,340
  6,000,000    8.50%, 02/15/20                           7,770,960
  9,200,000    9.13%, 05/15/99                           9,523,472
  3,900,000    10.75%, 08/15/05                          5,042,583
  8,000,000    11.75%, 08/15/01                          9,244,960
===========    ======================================= ===========
               Total Long-Term Investments              60,893,794
               (Cost $61,265,700)
               ======================================================
Short-Term Investments -- 7.8%
---------------------------------------------------------------------
               U. S. Government Agency Obligations -- 7.7%
               ------------------------------------------------------
  5,300,000    Federal Home Loan Bank, Discount
               Note, 5.43%, 05/01/98                     5,300,000
               U. S. Treasury Securities -- 0.1%
               ------------------------------------------------------
    100,000    U.S. Treasury Bill, 4.95%, 08/27/98 +        98,378
===========    ======================================= ===========
               Total Short-Term Investments              5,398,378
               (Cost $5,398,378)
               ======================================================
               Total Investments -- 96.5%              $66,292,172
               (Cost $66,664,078)
               ======================================================

Purchased Futures Outstanding

                            Number      Original      Nominal
             Expiration       of        Nominal       Value at      Unrealized
Description     Date      Contracts      Value        04/30/98    (Depreciation)
----------- ------------ ----------- ------------- ------------- ---------------
U.S. Long    June 1998        28      $3,370,539    $3,366,124       ($ 4,415)
  Bond

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund


                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                 Income
  Primary investments:       High-quality U.S. Government,
                             Agency
                             and Corporate Bonds
  Suggested investment
  time frame:                Mid- to Long-Term
  Market benchmark:          Lehman Government Bond Index
                             Merrill Lynch Government Bond Index
                             Merrill Lynch 50% Govt./50% Mtg. Index
  Lipper Funds category:     General U.S. Government Funds
                             Average

                              Class A         Class I
                             --------------- ---------------

  Inception date:             5/6/96          2/19/93

  Newspaper symbol:           not listed      US Govt
  As of April 30, 1998
  Net assets:                 $2.3 million    $53.4 million
  Average maturity:           18.5 years      18.5 years
  Average duration:           5.35 years      5.35 years
  Average quality:            AAA             AAA

                                   Unaudited
                                About Your Fund

                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND

PERFORMANCE
Chase Vista U.S. Government Securities Fund, which seeks income by investing in a portfolio of U.S. government and agency securities, had a total return of 2.55% (Class A shares, without sales charges) for the six-month period ended April 30, 1998.


STRATEGY
Early in the period, turmoil in Asia caused interest rates to decline as the market abandoned all hopes of any Federal Reserve Board tightening. As the U.S. economy continued to show stronger-than-expected economic growth in the first quarter of 1998, the Fed adopted a tightening bias in its March Federal Open Market Committee (FOMC) meeting. Expectations of an economic slowdown due to the Asian crisis, coupled with the Fed's tightening bias, kept interest rates in a narrow range. This environment was ideal for mortgage-backed securities, which outperformed during the reporting period.


Given this backdrop, the Fund decreased its exposure to Treasury and Agency securities and increased its exposure to mortgage-backed securities to capitalize on their relatively higher yields. Currently, mortgage-backed securities comprise roughly 35% of the Fund. Throughout the period, the Fund also maintained a slightly higher duration compared to its benchmark, expecting lower interest rates due to the impact of Asia's economic woes on the global economy.


OUTLOOK
Looking ahead, the management team's outlook for U.S. Government securities remains positive, and the prepayment expectations for mortgage-backed securities are stable. Additionally, inflation is still under control and does not appear to be a major threat near-term. In this environment, the management team expects to maintain a slightly higher-than-average duration compared to its index.

                                   Unaudited
                                About Your Fund


                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND

                   CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
                    COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


Cash/Other              12.0%
Bonds                   88.0%


                   CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
             COMPOSITION OF MARKET VALUE OF PORTFOLIO AS OF 4/30/98


U.S. Treasury Securities             43.0%
U.S. Government Agency Obligations   23.3%
Mortgage Backed Securities           33.7%

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                         Without            With
  Class A Shares                       Sales Charge     Sales Charge
  One Year                                 9.05%           4.14%
  Five Years                               5.54%           4.57%
  Since Inception (2/19/93)+               5.68%           4.74%

  Class I Shares
  One Year                                 9.20%
  Five Years                               5.64%
  Since Inception (2/19/93)                5.78%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. the voluntary waiver may be modified or terminated at any time, which would reduce performance. Sales charge on Class A Shares is 4.50%.

+ The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares. Additionally, annualized figures have been restated to reflect the initial 4.50% sales charge that applies to the Fund's Class A shares. Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

                                    Unaudited
                                 About Your Fund

                   CHASE VISTA U.S. GOVERNMENT SECURITIES FUND


                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
               CHASE VISTA U.S. GOVERNMENT SECURITIES FUND-CLASS I
                             AND ITS KEY BENCHMARKS


             Chase Vista U.S.    Lipper Gen. U.S.    Lehman Gov't    Merrill Lynch    Merrill Lynch 50% Gov't/
          Gov't Securities Fund     Funds Avg.        Bond Index   Gov't Bond Index      50% Mtg/Index
              ---------------    ------------------  ---------       ---------       ----------------------
2/93            10,000               10,000            10,000          10,000            10,000
4/94            10,168               10,133            10,221          10,175            10,199
4/95            10,681               10,686            10,887          10,929            10,968
4/96            11,455               11,431            11,794          11,857            11,375
4/97            12,172               12,083            12,558          12,677            12,157
4/30/98         13,293               13,324            13,946          13,887            13,154

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista U.S. Government Securities Fund, the Lipper General U.S. Government Funds Average, the Lehman Government Bond Index, the Merrill Lynch Government Bond Index and a composite of the Merrill Lynch Government and Mortgage Master Index from February 19, 1993 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the indexes do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares. Additionally, annualized figures have been restated to reflect the initial 4.50% sales charge that applies to the Fund's Class A shares. Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 194 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Government Bond Index is composed of the Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Merrill Lynch (ML) Government Index consists of bonds with a maturity greater than or equal to one year. The Merrill Lynch (ML) Mortgage Master Index consists of fixed-rate corporate interest-bearing bonds. The indexes are unmanaged and reflect reinvestment of dividends. An individual cannot invest directly in an index.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments April 30, 1998 (unaudited)

   Principal
    Amount
     (USD)     Issuer                             Value
-------------- ---------------------------------- -------------
Long-Term Investments -- 97.1%
----------------------------------------------------------------
               U. S. Treasury Securities -- 54.4%
               -------------------------------------------------
               U. S. Treasury Notes & Bonds,
$ 8,500,000    5.63%, 10/31/99                    $8,502,635
  2,600,000    5.75%, 10/31/00                     2,607,722
  2,000,000    5.88%, 09/30/02                     2,014,680
  6,000,000    6.00%, 02/15/26                     5,980,320
  5,500,000    6.13%, 11/15/27                     5,627,160
  4,500,000    6.38%, 03/31/01                     4,587,885
  1,000,000    6.50%, 10/15/06                     1,047,810
                                                  ----------
               Total U. S. Treasury Securities    30,368,212
               (Cost $30,310,250)                 ----------

               Mortgage Backed Securities -- 42.7%
               -------------------------------------------------
               Mortgage Pass-Thru Securities -- 28.2%
  2,104,362    Federal Home Loan Mortgage Corp.,

               Pool E00491, 6.50%, 06/01/12        2,116,841
               Federal National Mortgage
               Association,
  8,400,000    TBA 6.50%, 05/13/28                 8,313,396
  1,035,522    Pool 313748, 13.00%, 10/01/15       1,247,151
  4,000,000    Government Mortgage Association
               Corp., TBA 7.00%, 05/20/28          4,047,520
                                                  ----------
                                                  15,724,908
                                                  ----------
               Collateralized Mortgage Obligations -- 14.5%
  6,000,000    Federal National Mortgage
               Association, + 6.06%, 04/18/28      6,018,724
  2,100,000    Government Mortgage Association
               Corp., 6.25%, 08/20/27              2,048,156
                                                  ----------
                                                   8,066,880
                                                  ----------
               Total Mortgage Backed Securities   23,791,788
               (Cost $23,732,858)
               =================================================
               Total Long-Term Investments        54,160,000
               (Cost $54,043,108)
               =================================================

                       See notes to financial statements.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

   Principal
    Amount
     (USD)     Issuer                                  Value
-------------- --------------------------------------- --------------
Long-Term Investments -- 29.7%
----------------------------------------------------------------------
               U. S. Government Agency Obligations -- 29.6%
               -------------------------------------------------------
$16,500,000    Federal Home Loan Bank, Discount
                  Note Obligations, 5.43%,
                  05/01/98                             $16,500,000
                                                       -----------
               U. S. Treasury Securities -- 0.1%
               -------------------------------------------------------
     50,000    U. S. Treasury Bill,+ 5.09%, 08/27/98        49,166
===========    ======================================= ===========
               Total Short-Term Investments             16,549,166
               (Cost $16,549,166)
               =======================================================
               Total Investments -- 126.8%             $70,709,166
               (Cost $70,592,274)
               =======================================================

Purchased Futures Outstanding


                                 Number    Original      Nominal
                  Expiration       of       Nominal     Value at    Unrealized
Description          Date      Contracts     Value      04/30/98   Appreciation
---------------- ------------ ----------- ----------   ---------- -------------
U.S. Long Bond   June 1998        7       $838,743     $841,531       $2,788


                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                             CHASE VISTA BOND FUND
--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:               Income
  Primary investments:     High-quality Government, Agency,
                           Asset-Backed and Corporate Bonds
  Suggested investment
  time frame:              Mid- to Long-Term
  Market benchmark:        Lehman Aggregate Bond Index
  Lipper Funds category:   Corporate Debt A-Rated Funds Average

                           Class A            Class B           Class I
                           ---------------   ---------------   ---------------

  Inception date:          5/6/96             5/6/96            11/30/90
  Newspaper symbol:        not listed         not listed        Bond

  As of April 30, 1998
  Net assets:              $31.8 million      $2.6 million      $18.2 million
  Average maturity:        8.7 years          8.7 years         8.7 years
  Average duration:        4.5 years          4.5 years         4.5 years
  Average quality:         AAA                AAA               AAA

                                   Unaudited
                                About Your Fund


                             CHASE VISTA BOND FUND

PERFORMANCE
Chase Vista Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, agency, asset-backed and corporate bonds, had a total return of 2.76% (Class A shares, without sales charges) for the six-month period ended April 30, 1998.


STRATEGY
The Fund rebounded from the impact of the Asian economic and currency crisis and finished the period with modest gains.


The Asian turmoil had a negative effect on several sectors of the fixed-income market in November, particularly Asian Yankee bonds. While the turmoil along the Pacific Rim raised concerns among investors about the direction of the global economy, it could not derail the domestic economic machine from completing a solid year. For 1997, Gross Domestic Product (GDP) grew by 3.8%, the fastest pace since Ronald Reagan roamed the halls of the White House.


During the second half of the period, the Fund's holdings in mortgage-backed securities contributed favorably to performance. Waning prepayment fears coupled with relatively stable interest rates enabled these securities to post good performance versus other fixed-income securities. The Fund also benefited from its exposure to corporates, particularly issues in the U.S. financial sector, which enjoyed good performance due to the increased merger and acquisition activity within the industry. The Fund's overweighting in asset-backed securities also helped performance.



OUTLOOK
With the Asian economic crisis still a threat to the global economy, the Fund's management team expects interest rates to trend lower in the months ahead. Given this forecast, the management team expects to maintain its longer-than-average duration and barbell maturity structure, as well as to continue to overweight the spread sectors.

                                   Unaudited
                                About Your Fund

                             CHASE VISTA BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


Cash/Other               2.8%
Bonds                   97.2%



                             CHASE VISTA BOND FUND
              COMPOSITION OF MARKET VALUE OF PORTFOLIO AS OF 4/30/98


U.S. Treasury Securities                       21.4%
U.S. Government Agency Obligations             27.4%
Asset Backed Securities                         3.2%
Commercial Mortgages Backed Securities          7.9%
Corporate Notes & Bonds                        24.5%
Mortgage Backed Securities                     15.6%

--------------------------------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                             Without               With
  Class A Shares                         Sales Charge        Sales Charge
    One Year                                   11.04%              6.04%
    Five Years+                                 6.59%              5.61%
    Since Inception (11/30/90)+                 8.31%              7.64%
                                           Without                 With
    Class B Shares                           CDSC                  CDSC*
    One Year                                   10.07%              5.07%
    Five Years+                                 6.41%              6.09%
    Since Inception (11/30/90)+                 8.18%              8.18%

    Class I Shares
    One Year                                   11.35%
    Five Years                                  6.80%
    Since Inception (11/30/90)                  8.45%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Assumes 5% CDSC for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares. Additionally, annualized figures have been restated to reflect the maximum 4.50% front-end sales charge (A shares) and 5% contingent deferred sales charge (B Shares). Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

                                   Unaudited
                                About Your Fund

                             CHASE VISTA BOND FUND

                GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                          CHASE VISTA BOND FUND-CLASS I
                             AND ITS KEY BENCHMARKS



               Chase Vista           Lipper Corp. Debt A-      Lehman Aggregate
                Bond Fund             Related Funds Avg.        Bond Index
              ---------------        -------------------         ---------

11/90            10,000                    10,000                   10,000
 4/91            10,466                    10,576                   10,554
 4/92            11,545                    11,743                   11,715
 4/93            13,134                    13,443                   13,269
 4/94            13,281                    13,556                   13,425
 4/95            14,155                    14,364                   14,408
 4/96            15,328                    15,493                   15,652
 4/97            16,389                    16,491                   16,761
 4/30/98         18,249                    18,227                   18,589


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Bond Fund, the Lipper Corporate Debt A-Rated Funds Average and the Lehman Aggregate Bond Index from November 30, 1990 to April 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the averages and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares. Additionally, annualized figures have been restated to reflect the maximum 4.50% front-end sales charge (A shares) and 5% contingent deferred sales charge (B Shares). Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper A-Rated Funds Average represents the average performance of a universe of 146 actively managed corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1998 (unaudited)


   Principal
    Amount
     (USD)     Issuer                                Value
-------------- ------------------------------------- -------------
Long Term Investments -- 93.3%
-------------------------------------------------------------------
               U.S. Treasury Securities -- 24.2%
               -------------------------------------
               U. S. Treasury Notes & Bonds
$ 2,000,000    5.63%, 11/30/99                       $2,000,940
  1,000,000    6.00%, 08/15/00                        1,008,120
    700,000    6.25%, 04/30/01                          711,704
  2,000,000    6.25%, 08/31/02                        2,042,500
  1,000,000    6.38%, 05/15/00                        1,014,530
  1,250,000    6.38%, 09/30/01                        1,277,150
  2,000,000    6.38%, 08/15/27+                       2,104,380
  1,000,000    8.25%, 07/15/98+                       1,006,250
    325,000    8.50%, 11/15/00                          346,837
  1,050,000    10.75%, 02/15/03+                      1,268,694
                                                     ----------

               Total U.S. Treasury Securities        12,781,105
               (Cost $12,708,994)                    ----------

               U. S. Government Agency Obligations -- 11.3%
               ----------------------------------------------------
    650,000    Federal Home Loan Mortgage Corp.
               5.75%, 02/15/08                          638,424
               Federal National Mortgage
               Association
  1,733,784     6.50%, 01/01/13                       1,739,731
  3,500,000     7.50%, 05/13/28                       3,590,790
                                                     ----------
               Total U. S. Government Agency
               Obligations                            5,968,945
               (Cost $5,991,619)                     ----------

               Corporate Notes & Bonds -- 25.7%
               ----------------------------------------------------
               Airlines -- 2.2%
    263,237    American Airlines, # 9.71%,
               01/30/07                                 299,593
    474,463    Continental Airlines, Inc., 10.22%,
               07/02/14 #                               572,914
    250,000    Delta Air Lines, 10.06%, 01/02/1916      312,813
                                                     ----------
                                                      1,185,320
                                                     ----------

                         See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

   Principal
    Amount
     (USD)     Issuer                                 Value
-------------- -------------------------------------- ---------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
               Banking -- 6.7%
$ 1,000,000    BankAmerica Corp. 10.00%,
               02/01/03                               $  1,147,810
  1,000,000    Comerica Bank, 7.25%, 06/15/07            1,052,300
    280,000    Corp. Andina de Fomento, Yankee
               (Venezuela), 7.38%, 07/21/00                285,513
  1,000,000    Key Bank of Washington, 7.13%,
               08/15/06                                  1,039,420
                                                      ------------
                                                         3,525,043
                                                      ------------
               Computers/Computer Hardware -- 1.2%
    600,000    International Business Machines
               Corp., 7.13%, 12/01/96                      624,750
                                                      ------------
               Construction/Transportation -- 0.6%
    300,000    Zhuhai Highway Co., Ltd., Ser. A,
               Yankee (China),# 9.13%, 07/01/06            292,770
                                                      ------------
               Entertainment/Leisure -- 1.0%
    500,000    Time Warner Inc., 7.75%, 06/15/05           530,190
                                                      ------------
               Financial Services -- 7.5%
    750,000    Citibank Credit Card Master Trust,
               Ser. 1998 - 2A, 6.05%, 01/15/10             731,246
    750,000    Commercial Mortgage Acceptance
               Corp., Ser. 1997 - ML1, 6.78%,
               12/15/30                                    754,453
  1,100,000    DLJ, 6.90%, 10/01/07 #                    1,124,750
    335,352    Hero Asia BVI Co., Ltd., Yankee
               Issue, # 9.11%, 10/15/01                    349,846
  1,000,000    Lehman Brothers Holdings Inc.,
               6.50%, 04/15/08 #                           990,600
                                                      ------------
                                                         3,950,895
                                                      ------------
               Industrial Components -- 0.9%
    500,000    Kroger Co., 6.38%, 03/01/08                 491,555
                                                      ------------
               Oil & Gas -- 1.8%
    400,000    Petroleum Geological Services, 6.63%,
               03/30/08                                    398,840


                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

  Principal
   Amount
    (USD)    Issuer                                Value
------------ ------------------------------------- -------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
$ 375,000    Petroleum Geological Services, ASA,
             Yankee, (Norway) 7.50%, 03/31/07      $  396,653
  140,228    YPF Sociedad Anonima, Yankee,
             (Argentina) 7.50%, 10/26/02              141,805
                                                   ----------
                                                      937,298
                                                   ----------
             Real Estate Investment Trust -- 0.5%
  250,000    Simon Debartolo Group, 7.13%,
             09/20/07                                 254,670
                                                   ----------
             Retail -- 1.4%
  750,000    Dayton Hudson Co., 5.90%,
             06/15/37                                 760,313
                                                   ----------
             Shipping/Transportation -- 1.0%

  500,000    Union Pacific Corp. 7.60%, 05/01/05      526,665
                                                   ----------
             Special Purpose -- 0.9%
  500,000    Kellogg # 5.75%, 02/02/01                496,450
                                                   ----------
             Total Corporate Notes & Bonds         13,575,919
             (Cost $13,498,894)                    ----------

             Mortgage-Backed Securities -- 17.6%
             ----------------------------------------------------
             Mortgage-Backed Pass Thru Securities -- 17.1%
  257,774    Federal Home Loan Mortgage Corp.,
             Gold, Pool A01717, 12.00%,
             06/01/17                                 297,566
             Federal National Mortgage
             Association,
4,750,000     TBA 7.00%, 05/13/28                   4,801,965
  849,874     TBA 10.50%, 06/01/27                    942,748
  556,196     Pool 100177, 12.50%, 10/15/15           650,449
  398,602     Pool 100156, 12.50%, 06/15/19           470,135
  302,027     Pool 313748, 13.00%, 10/01/15           363,753
             Government National Mortgage
             Association,
1,072,444     ARM, Pool 370957, 6.50%,
              12/15/23                              1,067,081

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
   Amount
    (USD)    Issuer                                  Value
------------ --------------------------------------- ------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
$ 454,574    ARM, Pool 780412, 7.50%,
             08/15/26                                $ 467,357
                                                     ---------
                                                     9,061,054
                                                     ---------
             Collateralized Mortgage Obligations -- 0.5%
  250,000    Federal Home Loan Mortgage Corp.,
             Ser. 1343, Class H, 7.50%,
             05/15/19                                  254,295
                                                     ---------
             Total Mortgage-Backed Securities        9,315,349
             (Cost $9,298,953)                       ---------

             Commercial Mortgage Backed Securities -- 8.9%
             -----------------------------------------------------
1,000,000    Asset Securitization Corp., Ser. 1997-
             D5, Class A1C, 6.75%, 02/14/41          1,025,000
  750,000    DLJ Mortgage Acceptance Corp., Ser.
             1997-CF2, Class A1B, # 6.82%,
             09/15/07                                  770,625
  300,000    GS Mortgage Securities Corp. II, Ser.
             1997-GL, Class A2D, 6.94%,
             07/13/30                                  310,922
  300,000    JP Morgan Commercial Mortgage
             Finance Corp., Ser. 1997-C5, Class
             A3, 7.09%, 09/15/29                       312,563
  750,000    Merrill Lynch Mortgage Investors,
             Inc., Ser. 1997-C2, Class C,
             6.73%, 12/10/29                           750,352
  500,000    Nomura Asset Securities Corp., Ser.
             1996-MD5, Class A1B, # 7.12%,
             04/13/36                                  521,250
  350,000    Norwest Asset Securities Corp., Ser.
             1997-14, Class A11, 7.25%,
             10/25/27                                  351,094
  672,698    Wells Fargo Capital Markets
             Apartments Financing, Ser. APT,
             Class A, # 6.56%, 12/29/05                679,842
                                                     ---------
             Total Commercial Mortgage Backed
             Securities                              4,721,648
             (Cost $4,679,453)                       ---------

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)


  Principal
    Amount
    (USD)     Issuer                               Value
------------- ------------------------------------ -------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
              Asset Backed Securities -- 5.6%
              ------------------------------------
$1,000,000    Alliance Capital Funding, LLC,
              5.84%, 02/15/10                      $ 1,028,750
   250,000    American Express Credit Account
              Master Trust, Ser. 1997-1, Class A,
              6.40%, 04/15/05                          254,090
   400,000    Contimortgage Home Equity Loan
              Trust, Series 1998-1, 6.43%,
              04/15/16                                 401,121
   230,956    Mid-State Trust, Ser. 6, Class A4,
              7.79%, 07/01/35                          234,132
   500,000    Nomura CBO, Ltd., Ser. 1997-1,
              Class A2, # 6.67%, 05/15/09              545,540
   500,000    The Money Store Home Equity Trust
              Ser. 96-D, A7, 7.11%, 04/15/25           508,750
                                                   -----------
              Total Asset Backed Securities          2,972,383
              (Cost $2,908,942)                    -----------

              ===================================================
              Total Long Term Investments           49,335,349
              (Cost $49,086,855)
              ===================================================
Short-Term Investments -- 19.7%
-----------------------------------------------------------------
              U. S. Government Agency Obligations -- 19.7%
              ---------------------------------------------------
10,400,000    Federal Home Loan Bank, Discount
              Note, 5.43%, 05/01/98                 10,400,000
              (Cost $10,400,000)
              ===================================================
              Total Investments -- 113.0%          $59,735,349
              (Cost $59,486,855)
              ===================================================

                       See notes to financial statements.

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SHORT-TERM BOND FUND

--------------------------------------------------------------------------------

                                   FUND FACTS

  Objective:                 Current Income
  Primary investments:       Investment-grade fixed-income
                             securities
                             with maturities of three years or less.
  Suggested investment
  time frame:                Short-Term
  Market benchmark:          Lehman 1-3 Year Government
                             Bond Index
  Lipper Funds category  :   Short-Term Investment Grade Debt
                             Funds Average

                              Class A          Class I
                             ---------------- ---------------
  Inception date:             5/6/96           11/30/90
  Newspaper symbol:           STBond           ST Bond
  As of April 30, 1998
  Net assets:                 $18.6 million    $37.0 million
  Average maturity:           2.2 years        2.2 years
  Average duration:           1.6 years        1.6 years
  Average quality:            AAA              AAA

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SHORT-TERM BOND FUND

PERFORMANCE
Chase Vista Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 2.48% (Class A shares, without sales charges) for the six-month period ended April 30, 1998.

STRATEGY
The Fund recorded modest gains in an environment heavily influenced by the economic and currency problems in southeast Asia.

The period began with a slight rise in short-term interest rates combined with a modest decline in long-term rates. This resulted in a flattening of the yield curve, meaning the difference in yield between short- and long-term rates narrowed, making short-term investments more attractive. Performance in most fixed-income securities was hindered, however, by the impact of the Asian financial crisis.

Beginning early in 1998, interest rates stayed in a relatively narrow trading range for the remainder of the period. This interest-rate environment proved beneficial to the Fund due to its overweighting in mortgage-backed securities. Mortgages typically fare well when interest rates stabilize because prepayment fears subside. Other investments that contributed favorably to the Fund's performance included non-index securities, such as commercial mortgage-backed securities and asset-backed securities. Corporate securities, which performed poorly during the height of the Asian crisis and again in February, performed well late in the period.

OUTLOOK
The management team's outlook for short-term bonds remains positive. In the months ahead, the Asian economic problems could prove problematic, causing more concerns of a global economic slowdown. Meanwhile, at current short-term yield levels, real returns on bonds remain attractive and the difference between yields on long- and short-term fixed-income securities continues to be flat. Given this backdrop, the management team expects to keep the Fund's duration close to neutral but maintain a significant overweight to all the spread sectors to enhance the Fund's yield.

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SHORT-TERM BOND FUND

                        CHASE VISTA SHORT-TERM BOND FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 4/30/98


Cash/Other               7.9%
Bonds                   92.1%



                        CHASE VISTA SHORT-TERM BOND FUND
             COMPOSITION OF MARKET VALUE OF PORTFOLIO AS OF 4/30/98


U.S. Treasury Securities                        7.2%
U.S. Government Agency Obligations             11.5%
Asset Backed Securities                        33.1%
Corporate Notes & Bonds                        29.7%
Mortgage Backed Securities                     15.2%
State & Municipal Obligations                   3.3%

 ------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98+

                                          Without            With
  Class A Shares                        Sales Charge     Sales Charge
    One Year                                6.36%           4.77%
    Five Years+                             5.42%           5.09%
    Since Inception (11/30/90)+             6.15%           5.92%

  Class I Shares
    One Year                                6.39%
    Five Years                              5.27%
    Since Inception (11/30/90)              5.85%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

+ The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. Additionally, annualized figures have been restated to reflect the maximum 1.50% front-end sales charge that applies to the Fund's A Shares. Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

                                   Unaudited
                                About Your Fund

                        CHASE VISTA SHORT-TERM BOND FUND

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                    CHASE VISTA SHORT-TERM BOND FUND-CLASS I
                             AND ITS KEY BENCHMARKS


           Chase Vista Short-Term      Lipper Short Inv.       Lehman 1-3 Year
                 Bond Fund           Grade Debt Funds Avg.     Gov't Bond Index
           ----------------------    --------------------       ----------------
11/90           10,000                    10,000                   10,000
4/91            10,345                    10,458                   10,447
4/92            11,116                    11,374                   11,418
4/93            11,799                    12,225                   12,341
4/94            12,064                    12,480                   12,544
4/95            12,715                    13,056                   13,256
4/96            13,522                    13,893                   14,164
4/97            14,336                    14,694                   15,032
4/30/98         15,252                    15,651                   16,102

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Short-Term Bond Fund, the Lipper Short Investment Grade Debt Funds Average and the Lehman Brothers 1-3 year Government Bond Index from November 30, 1990 to April 30, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. Additionally, annualized figures have been restated to reflect the maximum 1.50% front-end sales charge that applies to the Fund's A Shares. Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 104 actively managed short-term investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited)

   Principal
    Amount
     (USD)     Issuer                                Value
-------------- ------------------------------------- -------------
Long Term Investments -- 93.8%
-------------------------------------------------------------------
               U.S. Treasury Security -- 7.4%
               -------------------------------------
$ 4,000,000    U.S. Treasury Note, 6.25%, 01/31/02   $4,076,880
               (Cost $4,100,167)                     ----------

               U. S. Government Agency Obligations -- 3.4%
               ----------------------------------------------------
  1,850,000    Federal National Mortgage
               Association, MTN, 6.03%,
               10/23/00                               1,861,859
               (Cost $1,854,511)                     ----------

               State & Municipal Obligations -- 3.4%
               ----------------------------------------------------
  1,850,000    New York City, New York, GO,
               Taxable, Ser. I, 6.85%, 04/15/99       1,867,335
               (Cost $1,850,000)                     ----------

               Corporate Notes & Bonds -- 30.3%
               -------------------------------------
               Banking -- 3.9%
  2,000,000    NationsBank Corp., 8.13%, 06/15/02     2,135,120
                                                     ----------
               Diversified -- 2.3%
  1,250,000    Cox Enterprises, # 6.25%, 08/26/99     1,252,488
                                                     ----------
               Financial Services -- 16.5%
  1,750,000    Associated Corp., Pass-Thru Asset
               Trust Securities, # 6.45%, 09/15/00    1,763,108
  1,000,000    Corp. Andina de Fomento, Yankee
               (Venezuela), 7.38%, 07/21/00           1,019,690
  2,000,000    General Motors Acceptance Corp.,
               8.40%, 10/15/99                        2,065,940
    409,875    Hero Asia BVI Co., Ltd., Yankee
               Issue, # (China), 9.11%, 10/15/01        427,590
  1,850,000    Lehman Brothers Holdings, # 6.33%,
               08/01/00                               1,856,660
  2,000,000    Kellogg, # 5.75%, 02/02/01             1,985,800
                                                     ----------
                                                      9,118,788
                                                     ----------
               Industrial Components -- 1.8%
  1,000,000    Raytheon Corp. 5.95%, 03/15/01           996,440
                                                     ----------

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)




  Principal
   Amount
    (USD)    Issuer                               Value
------------ ------------------------------------ -------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
             Oil & Gas -- 1.3%
$ 701,139    YPF Sociedad Anonima, Yankee,
             (Argentina) 7.50%, 10/26/02          $  709,027
                                                  ----------
             Telecommunications -- 2.7%
1,500,000    Telecommunications, Inc., 7.38%,
             02/15/00                              1,530,555
                                                  ----------
             Retail -- 1.8%
1,000,000    Dayton Hudson Co., 5.90%,
             06/15/37                              1,013,750
                                                  ----------
             Total Corporate Notes & Bonds        16,756,168
             (Cost $16,722,201)                   ----------

             Mortgage-Backed Securities -- 15.5%
             ---------------------------------------------------
             Mortgage Pass-Thru Securities -- 1.10%
             Federal National Mortgage
             Association,
  556,196    Pool 100177, 12.50%, 10/15/15           650,449
                                                  ----------
             Collateralized Mortgage Obligations -- 14.4%
1,688,494    Federal Home Loan Mortgage Corp.,
             Ser. 1311, Class G , 7.50%,
             05/15/19                              1,691,128
  868,494    Ser. 1997-54, Class VA, 6.50%,
             08/18/02                                871,879
1,975,954    Federal National Mortgage
             Association 5.95%, 07/18/19           1,982,078
1,408,814    GE Capital Mortgage Services, Inc.,
             Ser. 1997-9, Class 1A8 7.00%,
             05/25/04                              1,416,735
2,000,000    GE Capital Mortgage Services, Inc.,
             Ser. 1994-8, Class A3, 6.00%,
             02/25/24                              1,991,240
                                                  ----------
                                                   7,953,060
                                                  ----------
             Total Mortgage-Backed Securities      8,603,509
             (Cost $8,633,483)                    ----------

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

  Principal
   Amount
    (USD)    Issuer                                Value
------------ ------------------------------------- -------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
             Commercial Mortgage Backed Securities -- 3.2%
             ----------------------------------------------------
$ 168,828    Blackrock Capital Finance L.P., Ser.
             1996-C2, Class A, # 7.64%,
             11/16/26                              $  168,828
  893,573    CS First Boston Mortgage Securities
             Corp. Ser. 1997-SPCE, # 6.65%,
             06/20/03                                 889,384
  720,595    Kidder Peabody Acceptance Corp.,
             Ser. 1993-M1, Class A1, 7.15%,
             04/25/25                                 721,045
                                                   ----------
             Total Commercial Backed Securities     1,779,257
             (Cost $1,787,033)                     ----------

             Asset Backed Securities -- 30.6%
             ----------------------------------------------------
2,000,000    Citibank Credit Card Master Trust,
             Ser. 1998-3A, 5.80%, 02/07/05          1,974,360
2,000,000    Contimortgage Home Equity Loan
             Trust, Series 1998-1, 6.43%,
             04/15/16                               2,005,625
2,000,000    Nations Bank Commercial
             FRN # 5.95%, 09/20/02                  2,001,426
1,000,000    Nomura Depositor Trust, Ser. 1998-
             ST1A FRN # 6.24%, 02/15/34             1,001,875
2,000,000    Prime Funding Ltd., Ser. 98-1A, A1
             FRN # 5.78%, 02/20/01                  2,000,000
2,000,000    SASCO FRN 6.08%, 04/30/13              2,000,000
1,899,634    Signet Heloc Trust, Ser. 1995 -A
             5.93%, 06/20/04                        1,902,368
1,000,000    The Money Store Home Equity Trust
             Ser. 96-D, A7, 7.11%, 04/15/25         1,017,500
2,000,000    Toyota Auto Lease Trust, Ser. 1997
             -A, 6.35%, 04/26/04                    2,015,625
1,000,000    Triangle Funding Ltd. FRN # 5.73%,
             10/15/03                                 998,755
                                                   ----------
             Total Asset Backed Securities         16,917,534
             (Cost $16,942,900)                    ----------

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1998 (unaudited) (continued)

   Principal
    Amount
     (USD)     Issuer                            Value
-------------- --------------------------------- --------------
               Total Long Term Investments       $51,862,542
               (Cost $51,890,295)
               =================================================
Short-Term Investments -- 8.4%
----------------------------------------------------------------
               U.S. Government Agency Obligations -- 8.4%
               -------------------------------------------------
$ 4,659,000    Federal Home Loan Bank, Discount
               Note, 5.43%, 05/01/98             $ 4,659,000
               (Cost $4,659,000)
               =================================================
               Total Short-Term Investments        4,659,000
               (Cost $4,569,000)
               =================================================
               Total Investments -- 102.2%       $56,521,542
               (Cost $56,549,295)
               =================================================

Index

# -- Security may only be sold to qualified institutional buyers.
GO -- General Obligations.
TBA -- To be announced.
ARM -- Adjustable Rate Mortgage.
MTN -- Medium Term Note.
+ -- All or a portion of this security is pledged.
CBO -- Collateralized bond obligation.
FRN -- Floating Rate Note.

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                            U.S. Treasury  U.S. Government
                                               Income         Securities          Bond         Short-Term
                                                Fund             Fund             Fund          Bond Fund
                                           -------------- ----------------- ---------------- --------------
ASSETS:
  Investment securities, at value
   (Note 1) ..............................  $ 66,292,172     $70,709,166      $ 59,735,349    $ 56,521,542
  Cash ...................................        70,346          85,796           110,200           7,309
  Receivables:
   Investment securities sold ............            --       9,156,156         1,017,359              --
   Variation margin ......................        42,875          10,719                --              --
   Interest ..............................     1,363,946         393,198           576,899         451,768
   Fund shares sold ......................     1,164,041           1,595                --         128,123
  Other ..................................         2,122           1,156               489             870
                                            ------------     -----------      ------------    ------------
    Total assets .........................    68,935,502      80,357,786        61,440,296      57,109,612
                                            ------------     -----------      ------------    ------------
LIABILITIES:
  Payables:
   Investment securities purchased                    --      24,273,860         8,422,568       1,019,880
   Trust shares redeemed .................        93,724              --            14,881         579,699
   Dividends Payable .....................        61,860         225,151           103,723          85,959
  Accrued liabilities: (Note 2)
   Investment advisory fees ..............         7,187              --                --              --
   Administration fees ...................         8,293              --                --              --
   Distribution fees .....................         6,806              --             4,185           2,483
   Shareholder servicing fees ............         7,352          11,142             3,130           2,338
   Custodian .............................         6,856           8,346            13,496          15,153
   Other .................................        54,134          45,723            34,684          53,018
                                            ------------     -----------      ------------    ------------
    Total Liabilities ....................       246,212      24,564,222         8,596,667       1,758,530
                                            ------------     -----------      ------------    ------------
NET ASSETS:
  Paid in capital ........................    73,809,218      55,813,625        52,384,643      56,444,460
  Accumulated undistributed net
   investment income .....................       (61,144)        (15,379)           30,227          (7,317)
  Accumulated undistributed net
   realized gain (loss) on
   investment transactions ...............    (4,682,463)       (124,362)          180,265      (1,058,308)
  Net unrealized appreciation
   (depreciation) of investments .........      (376,321)        119,680           248,494         (27,753)
                                            ------------     -----------      ------------    ------------
Net Assets: ..............................  $ 68,689,290     $55,793,564      $ 52,843,629    $ 55,351,082
                                            ============     ===========      ============    ============
Shares Outstanding:
  Class A Shares .........................     5,134,101         237,395         2,983,263       1,812,016
  Class B Shares .........................       991,292              --           245,229              --
  Class I Shares .........................            --       5,313,459         1,715,021       3,687,008
Net Asset Value:*
  Class A Shares (and redemption
   price) ................................  $      11.21     $     10.07      $      10.69    $      10.06
  Class B Shares** .......................  $      11.21              --      $      10.73              --
  Class I Shares .........................            --     $     10.05      $      10.68    $      10.07
  Class A Maximum Public
   Offering Price Per Share ..............  $      11.74     $     10.54      $      11.19    $      10.21
  (net asset value plus 4.5%, 4.5%,
   4.5% and 1.5%, respectively, of
   net asset value per share)
  Cost of Investments ....................  $ 66,664,078     $70,592,274      $ 59,486,855    $ 56,549,295
                                            ============     ===========      ============    ============

--------------
 * Net assets/shares outstanding.
** Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                        U.S. Treasury  U.S. Government
                                           Income         Securities         Bond       Short-Term
                                            Fund             Fund            Fund       Bond Fund
                                       -------------- ----------------- ------------- -------------
INTEREST INCOME ......................  $  2,756,778     $1,633,342      $1,591,308    $1,600,703
                                        ------------     ----------      ----------    ----------
EXPENSES: (Note 2)
  Administration fees ................        56,906         42,222          37,367        38,250
  Distribution fees ..................       121,831          3,049          44,905        18,329
  Investment Advisory fees ...........       113,894         84,443          74,715        63,728
  Shareholder servicing fees .........        94,911         70,369          62,262        63,728
  Custodian fees .....................        24,987         32,342          43,659        40,556
  Printing and postage ...............         6,917          7,439           7,439         4,959
  Professional fees ..................        12,397         15,721          16,520        12,709
  Registration costs .................         7,439         14,876          27,287        28,109
  Transfer agent fees ................        49,354         16,748          43,462        25,943
  Trustees fees ......................         1,898          1,407           1,245         1,275
  Other ..............................         1,289          1,379           3,374         4,359
                                        ------------     ----------      ----------    ----------
    Total expenses ...................       491,823        289,995         362,235       301,945
                                        ------------     ----------      ----------    ----------
Less amounts waived (Note 2E) ........       138,068        104,452         182,050       170,687
                                        ------------     ----------      ----------    ----------
   Net expenses ......................       353,755        185,543         180,185       131,258
                                        ------------     ----------      ----------    ----------
    Net investment income ............     2,403,023      1,447,799       1,411,123     1,469,445
                                        ------------     ----------      ----------    ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ........................     1,224,529        463,260         265,144       (54,580)
  Futures transactions ...............       (31,673)            --              --            --
  Change in net unrealized
   appreciation/depreciation on:
   Investments .......................    (1,106,888)      (450,069)       (264,591)     (213,072)
                                        ------------     ----------      ----------    ----------
  Net realized and unrealized gain
   (loss) on investments .............        85,968         13,191             553      (267,652)
                                        ------------     ----------      ----------    ----------
  Net increase in net assets from
   operations ........................  $  2,488,991     $1,460,990      $1,411,676    $1,201,793
                                        ============     ==========      ==========    ==========

                       See notes to financial statements.

--------------------------------------------------------------------------------

                               Chase Vista Funds
    Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                               U.S. Treasury                   U.S. Government
                                                                  Income                          Securities
                                                                   Fund                              Fund
                                                     --------------------------------- --------------------------------
                                                         11/01/97           Year           11/01/97          Year
                                                          Through           Ended          Through           Ended
                                                         04/30/98         10/31/97         04/30/98        10/31/97
                                                     ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................  $    2,403,023   $    6,476,281   $  1,447,799    $    3,751,506
 Net realized gain (loss) on investments and
  futures transactions .............................       1,192,856          293,032        463,260           321,514
 Change in net unrealized appreciation/
  depreciation on investments and futures ..........      (1,106,888)         841,259       (450,069)          559,124
                                                      --------------   --------------   ------------    --------------
 Increase in net assets from operations ............       2,488,991        7,610,572      1,460,990         4,632,144
                                                      --------------   --------------   ------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM: (Note 1I)
 Net investment income .............................      (2,430,752)      (6,429,569)    (1,423,954)       (3,892,375)
 Net realized gain on investment transactions ......              --               --             --                --
                                                      --------------   --------------   ------------    --------------
 Total dividends and distributions .................      (2,430,752)      (6,429,569)    (1,423,954)       (3,892,375)
                                                      --------------   --------------   ------------    --------------
 Increase (decrease) from capital share transactions
  (Note 5) .........................................     (27,105,072)     (21,930,528)       631,917       (16,928,627)
                                                      --------------   --------------   ------------    --------------
   Total increase (decrease) in net assets .........     (27,046,833)     (20,749,525)       668,953       (16,188,858)
NET ASSETS:
 Beginning of period ...............................      95,736,123      116,485,648     55,124,611        71,313,469
                                                      --------------   --------------   ------------    --------------
 End of period .....................................  $   68,689,290   $   95,736,123   $ 55,793,564    $   55,124,611
                                                      ==============   ==============   ============    ==============


                                                                  Bond                       Short-Term Bond
                                                                  Fund                            Fund
                                                     ------------------------------- -------------------------------
                                                         11/01/97          Year          11/01/97          Year
                                                         Through          Ended          Through          Ended
                                                         04/30/98        10/31/97        04/30/98        10/31/97
                                                     --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................  $  1,411,123    $  1,556,798    $  1,469,445    $  2,894,977
 Net realized gain (loss) on investments and
  futures transactions .............................       265,144         528,940         (54,580)         45,795
 Change in net unrealized appreciation/
  depreciation on investments and futures ..........      (264,591)        276,123        (213,072)        (78,356)
                                                      ------------    ------------    ------------    ------------
 Increase in net assets from operations ............     1,411,676       2,361,861       1,201,793       2,862,416
                                                      ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM: (Note 1I)
 Net investment income .............................    (1,351,155)     (1,565,376)     (1,430,044)     (2,916,272)
 Net realized gain on investment transactions ......      (652,359)       (421,167)             --              --
                                                      ------------    ------------    ------------    ------------
 Total dividends and distributions .................    (2,003,514)     (1,986,543)     (1,430,044)     (2,916,272)
                                                      ------------    ------------    ------------    ------------
 Increase (decrease) from capital share transactions
  (Note 5) .........................................     7,489,965      25,984,244       7,944,486      (4,969,789)
                                                      ------------    ------------    ------------    ------------
   Total increase (decrease) in net assets .........     6,898,127      26,359,562       7,716,235      (5,023,645)
NET ASSETS:
 Beginning of period ...............................    45,945,502      19,585,940      47,634,847      52,658,492
                                                      ------------    ------------    ------------    ------------
 End of period .....................................  $ 52,843,629    $ 45,945,502    $ 55,351,082    $ 47,634,847
                                                      ============    ============    ============    ============

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to Chase Vista Funds. U.S. Treasury Income Fund ("CVUSTI") (formerly the U.S. Government Income Fund), U.S. Government Securities Fund ("CVUSGS"), Bond Fund ("CVBF"), and Short-Term Bond Fund ("CVSTBF"), collectively, the "Funds", are four separate portfolios of The Trust.

The Funds offer various classes of shares as follows:



Fund       Classes Offered
--------   --------------------------------
CVUSTI     Class A, Class B
CVUSGS     Class A, Institutional
CVBF       Class A, Class B, Institutional
CVSTBF     Class A, Institutional

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   As of April 30, 1998, the Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

   D. Written options -- When a Fund writes an option an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   The CVUSTI may write options on U.S. Treasury futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

   As of April 30, 1998, CVUSTI had no outstanding written options.

   E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums, except CVUSTI, and accretion of discounts.

   F. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares base upon the proportion of net assets of each class at the beginning of each day.

   G. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   H. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   I. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   J. Dollar rolls -- The funds (with the exception of CVUSTI) enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30%, 0.30% and 0.25% of the average daily net assets for CVUSTI, CVUSGS, CVBF and CVSTBF, respectively. The Adviser, voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVUSTI, CVUSGS and CVBF, and 0.10% for CVSTBF of average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds.

   Since inception of the Funds, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in
   Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B Shares for its distribution services.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   E. Waivers of fees -- For the six months ended April 30, 1998, the Investment Adviser, Shareholder Servicing Agent, Administrator and Distributor voluntarily waived fees for each of the Funds as follows:


Fee                                   CVUSTI     CVUSGS     CVBF       CVSTBF
------------------------------------- ---------- ---------- ---------- ----------
      Administration ................       --   $ 32,939   $ 37,367   $ 38,250
      Distribution .................. $ 46,680      3,049     15,375      7,344
      Investment Advisory ...........   32,068     65,412     74,715     63,728
      Shareholder Servicing .........   59,320      3,052     54,593     61,365
                                      --------   --------   --------   --------
      Total ......................... $138,068   $104,452   $182,050   $170,687
                                      ========   ========   ========   ========

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                                CVUSTI          CVUSGS          CVBF          CVSTBF
                            -------------- --------------- -------------- --------------
   Purchases (excluding
     U.S. Government).....            --              --    $13,655,140    $15,721,867
   Sales (excluding
     U.S. Government).....            --              --      8,004,883      5,164,507
   Purchases of
     U.S. Government .....   $30,533,516    $234,773,014     28,908,102     70,262,578
   Sales of
     U.S. Government .....    59,841,477     238,917,770     35,001,471     82,715,568

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998 are as follows:

                                    CVUSTI           CVUSGS            CVBF            CVSTBF
                                --------------   --------------   --------------   --------------
   Aggregate cost ...........   $66,664,078      $70,592,274      $59,486,855      $56,549,295
                                -----------      -----------      -----------      -----------
   Gross unrealized
     appreciation ...........   $   772,686       $  210,068       $  388,297       $  101,717
   Gross unrealized
     depreciation ...........    (1,144,592)         (93,176)        (139,803)        (129,470)
                                -----------      -----------      -----------      -----------
   Net unrealized
     appreciation
     (depreciation) .........   $  (371,906)      $  116,892       $  248,494       $  (27,753)
                                ===========      ===========      ===========      ===========

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                         U.S. Treasury Income Fund
                                     -----------------------------------------------------------------
                                                 11/01/97
                                                 Through                         Year Ended
                                                 04/30/98                         10/31/97
                                     -------------------------------- --------------------------------
                                          Amount           Shares          Amount           Shares
                                     ---------------- --------------- ---------------- ---------------
                Class A
Shares sold ........................  $  10,734,024         950,818    $  17,269,062       1,559,726
Shares issued in reinvestment
  of distributions .................      1,517,396         134,497        3,401,952         307,858
Shares redeemed ....................    (39,910,079)     (3,510,245)     (42,298,156)     (3,808,141)
                                      -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $ (27,658,659)     (2,424,930)   $ (21,627,142)     (1,940,557)
                                      =============      ==========    =============      ==========


                                                            U.S. Treasury Income Fund
                                        -----------------------------------------------------------------
                                                   11/01/97
                                                    Through                         Year Ended
                                                   04/30/98                          10/31/97
                                        -------------------------------   -------------------------------
                                             Amount           Shares           Amount           Shares
                                        ---------------   -------------   ---------------   -------------

                Class B
Shares sold .........................   $2,593,301            229,455     $3,269,722            297,277
Shares issued in reinvestment
  of distributions ..................      221,889             19,679        398,315             36,079
Shares redeemed .....................   (2,261,603)          (200,348)    (3,971,423)          (360,294)
                                        ----------           --------     ----------           --------
Net increase (decrease) in
  Trust shares outstanding ..........   $  553,587             48,786     $ (303,386)           (26,938)
                                        ==========           ========     ==========           ========

                                                      U.S. Government Securities Fund
                                       --------------------------------------------------------------
                                                 11/01/97
                                                 Through                        Year Ended
                                                 04/30/98                        10/31/97
                                       ----------------------------   -------------------------------
                                           Amount         Shares           Amount           Shares
                                       -------------   ------------   ---------------   -------------
                Class A
Shares sold ........................   $823,298            81,523     $   549,982            55,802
Shares issued in reinvestment
  of distributions .................     54,435             5,394         171,581            17,393
Shares redeemed ....................   (763,434)          (75,768)     (1,815,693)         (183,713)
                                       --------           -------     -----------          --------
Net increase (decrease) in
  Trust shares outstanding .........   $114,299            11,149     $(1,094,130)         (110,518)
                                       ========           =======     ===========          ========

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                         U.S. Government Securities Fund
                                       --------------------------------------------------------------------
                                                  11/01/97
                                                   Through                           Year Ended
                                                  04/30/98                            10/31/97
                                       -------------------------------   ----------------------------------
                                            Amount           Shares           Amount             Shares
                                       ---------------   -------------   ----------------   ---------------
                Class I
Shares sold ........................   $6,205,978            616,174     $ 14,832,339        1,501,089
Shares issued in reinvestment
  of distributions .................       34,968              3,472          359,775           36,601
Shares redeemed ....................   (5,723,328)          (567,576)     (31,026,611)      (3,153,376)
                                       ----------           --------     ------------       ----------
Net increase (decrease) in
  Trust shares outstanding .........   $  517,618             52,070     $(15,834,497)      (1,615,686)
                                       ==========           ========     ============       ==========

                                                          Bond Fund
                                -------------------------------------------------------------
                                            11/01/97
                                            Through                       Year Ended
                                            04/30/98                       10/31/97
                                -------------------------------- ----------------------------
                                     Amount           Shares         Amount         Shares
                                ---------------- --------------- -------------- -------------
                Class A
Shares sold ...................  $  16,486,043       1,531,937    $ 26,602,921    2,486,484
Shares issued in reinvestment
  of distributions ............        364,022          33,927         117,182       11,037
Shares redeemed ...............    (11,008,686)     (1,022,086)     (1,593,402)    (150,272)
                                 -------------      ----------    ------------    ---------
Net increase (decrease) in
  Trust shares outstanding ....  $   5,841,379         543,778    $ 25,126,701    2,347,249
                                 =============      ==========    ============    =========

                                                                Bond Fund
                                       -----------------------------------------------------------
                                                 11/01/97
                                                 Through                       Year Ended
                                                 04/30/98                       10/31/97
                                       ----------------------------   ----------------------------
                                           Amount         Shares          Amount         Shares
                                       -------------   ------------   -------------   ------------
                Class B
Shares sold ........................    $1,427,102        132,364     $1,489,103         139,177
Shares issued in reinvestment
  of distributions .................        57,956          5,381         72,014           6,801
Shares redeemed ....................      (276,831)       (25,644)      (951,913)        (89,193)
                                        ----------        -------     ----------         -------
Net increase (decrease) in
  Trust shares outstanding .........    $1,208,227        112,101     $  609,204          56,785
                                        ==========        =======     ==========         =======

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                   Bond Fund
                                       -----------------------------------------------------------------
                                                  11/01/97
                                                   Through                         Year Ended
                                                  04/30/98                          10/31/97
                                       -------------------------------   -------------------------------
                                            Amount           Shares           Amount           Shares
                                       ---------------   -------------   ---------------   -------------
                Class I
Shares sold ........................   $3,049,239            284,098     $6,196,592            584,008
Shares issued in reinvestment
  of distributions .................      652,772             60,887      1,353,464            128,627
Shares redeemed ....................   (3,261,652)          (303,108)    (7,301,718)          (699,075)
                                       ----------           --------     ----------           --------
Net increase (decrease) in
  Trust shares outstanding .........   $  440,359             41,877     $  248,339             13,560
                                       ==========           ========     ==========           ========

                                                           Short-Term Bond Fund
                                     -----------------------------------------------------------------
                                                 11/01/97
                                                 Through                         Year Ended
                                                 04/30/98                         10/31/97
                                     -------------------------------- --------------------------------
                                          Amount           Shares          Amount           Shares
                                     ---------------- --------------- ---------------- ---------------
                Class A
Shares sold ........................  $  23,793,680       2,360,191    $  24,856,342       2,467,419

Shares issued in reinvestment
  of distributions .................        291,732          28,959          414,005          41,121
Shares redeemed ....................    (15,647,150)     (1,551,986)     (24,816,324)     (2,466,062)
                                      -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $   8,438,262         837,164    $     454,023          42,478
                                      =============      ==========    =============      ==========

                                                               Short-Term Bond Fund
                                       --------------------------------------------------------------------
                                                  11/01/97
                                                   Through                           Year Ended
                                                  04/30/98                            10/31/97
                                       -------------------------------   ----------------------------------
                                            Amount           Shares           Amount             Shares
                                       ---------------   -------------   ----------------   ---------------
                Class I
Shares sold ........................   $7,146,958            707,701     $12,347,482         1,223,232
Shares issued in reinvestment
  of distributions .................      641,030             63,566       1,921,759           190,597
Shares redeemed ....................   (8,281,764)          (820,444)    (19,693,053)       (1,951,222)
                                       ----------           --------     -----------        ----------
Net increase (decrease) in
  Trust shares outstanding .........   $ (493,776)           (49,177)    $(5,423,812)         (537,393)
                                       ==========           ========     ===========        ==========

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six month period ended April 30, 1998, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                  Accrued
                     Pension      Pension
                    Expenses     Liability
                   ----------   ----------
CVUSTI .........      $856        $6,380
CVUSGS .........       499         3,510
CVBF ...........       350         1,622
CVSTBF .........       418         2,683

--------------------------------------------------------------------------------

                               Chase Vista Funds
                        Financial Highlights (unaudited)

                                                                      U.S. Treasury Income Fund**
                                               -------------------------------------------------------------------------
                                                                                Class A
                                               -------------------------------------------------------------------------
                                                 11/01/97                            Year Ended
                                                 Through   -------------------------------------------------------------
                                                 04/30/98    10/31/97    10/31/96     10/31/95    10/31/94     10/31/93
                                               ----------- ----------- ------------ ----------- ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $  11.26     $ 11.13     $  11.40     $ 10.60     $ 12.10      $ 11.68
                                                --------      -------     -------      -------     -------      -------
 Income from Investment Operations:
  Net Investment Income ......................     0.367       0.662        0.655       0.699        0.646       0.666
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ............    (0.047)      0.126       (0.268)      0.798      (1.297)       0.699
                                                --------     -------     --------     -------     --------     -------
  Total from Investment Operations ...........     0.320       0.788        0.387       1.497      (0.651)       1.365
                                                --------     -------     --------     -------     --------     -------
 Less Distributions:
  Dividends from Net Investment Income             0.370       0.657        0.656       0.697        0.646       0.667
  Distributions from Capital Gains ...........        --          --           --          --        0.203       0.287
                                                --------     -------     --------     -------     --------     -------
  Total Distributions ........................     0.370       0.657        0.656       0.697        0.849       0.954
                                                --------     -------     --------     -------     --------     -------
Net Asset Value, End of Period ...............  $  11.21     $ 11.26     $  11.13     $ 11.40     $  10.60     $ 12.10
                                                ========     =======     ========     =======     ========     =======
Total Return (1)                                    2.86%       7.35%        3.56%      14.59%      (5.58%)      12.35%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....  $ 57,574     $85,133     $111,482     $99,109     $99,524      $92,039
Ratios to average net assets#:
 Ratio of Expenses ...........................      0.82%       0.90%        0.90%       0.87%       0.76%        0.75%
 Ratio of Net Investment Income ..............      6.45%       5.97%        5.89%       6.37%       5.74%        5.61%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.23%       1.21%        1.29%       1.40%       1.28%        1.14%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      6.04%       5.66%        5.50%       5.84%       5.22%        5.22%
Portfolio Turnover Rate ......................        42%        179%         103%        164%        163%         296%
                                                               U.S. Treasury Income Fund**
                                               ------------------------------------------------------------
                                                                         Class B
                                               ------------------------------------------------------------
                                                                       Year Ended
                                                 11/01/97  -----------------------------------   11/04/93*
                                                 Through                                          Through
                                                 04/30/98    10/31/97    10/31/96    10/31/95    10/31/94
                                               ----------- ----------- ----------- ----------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $  11.25     $ 11.11    $  11.37     $ 10.59     $   11.98
                                                --------      -------    -------      -------     --------
 Income from Investment Operations:
  Net Investment Income ......................     0.317       0.580       0.571       0.621         0.592
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ............    (0.041)      0.125      (0.265)      0.797       (1.187)
                                                --------     -------    --------     -------     ---------
  Total from Investment Operations ...........     0.276       0.705       0.306       1.418       (0.595)
                                                --------     -------    --------     -------     ---------
 Less Distributions:
  Dividends from Net Investment Income             0.316       0.565       0.566       0.638         0.592
  Distributions from Capital Gains ...........        --          --          --          --         0.203
                                                --------     -------    --------     -------     ---------
  Total Distributions ........................     0.316       0.565       0.566       0.638         0.795
                                                --------     -------    --------     -------     ---------
Net Asset Value, End of Period ...............  $  11.21     $ 11.25    $  11.11     $ 11.37     $   10.59
                                                ========     =======    ========     =======     =========
Total Return (1)                                    2.47%       6.56%       2.82%      13.80%        (5.18%)
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .....  $ 11,115     $10,603    $ 10,764     $10,652     $   5,184
Ratios to average net assets#:
 Ratio of Expenses ...........................      1.64%       1.64%       1.64%       1.62%         1.50%
 Ratio of Net Investment Income ..............      5.66%       5.24%       5.12%       5.53%         5.28%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.72%       1.71%       1.79%       1.89%         1.78%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      5.58%       5.17%       4.97%       5.26%         5.00%
Portfolio Turnover Rate ......................        42%        179%        103%        164%          163%

-------
(1) Total return figures do not include the effect of any sales load.
 * Commencement of offering class of shares.
 # Short periods have been annualized.
 ** Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

--------------------------------------------------------------------------------

Chase Vista Funds
Financial Highlights (unaudited) (continued)

                                                                               U.S. Government Securities Fund
                                                                        ----------------------------------------------
                                                                                     Class A                 Class I
                                                                        ---------------------------------- -----------
                                                                         11/01/97     Year     05/06/96**    11/01/97
                                                                          Through     Ended      Through     Through
                                                                         04/30/98   10/31/97    10/31/96     04/30/98
                                                                        ---------- ---------- ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................  $  10.06    $ 9.90      $ 9.62      $ 10.04
                                                                         --------    -------      ------      -------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.231     0.580       0.259        0.240
  Net Gains or Losses in Securities (both realized and unrealized)          0.023     0.146       0.255        0.024
                                                                         --------   -------      ------      -------
  Total from Investment Operations ....................................     0.254     0.726       0.514        0.264
                                                                         --------   -------      ------      -------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.244     0.566       0.234        0.254
  Distributions from Capital Gains ....................................        --        --                       --
                                                                         --------   -------                  -------
  Total Distributions .................................................     0.244     0.566       0.234        0.254
                                                                         --------   -------      ------      -------
Net Asset Value, End of Period ........................................  $  10.07   $ 10.06      $ 9.90      $ 10.05
                                                                         ========   =======      ======      =======
Total Return (1) ......................................................      2.55%     7.61%       5.41%        2.65%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................  $  2,390   $ 2,277      $3,333      $53,404
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.85%     1.05%       1.05%        0.65%
 Ratio of Net Investment Income .......................................      4.95%     5.61%       5.30%        5.15%
 Ratio of Expenses Without Waivers and Assumption of Expenses..........      1.70%     1.57%       1.55%        1.00%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      4.10%     5.09%       5.00%        4.80%
Portfolio Turnover Rate ...............................................       524%      569%        101%         524%

                                                                                 U.S. Government Securities Fund
                                                                        --------------------------------------------------
                                                                                             Class I
                                                                        --------------------------------------------------
                                                                            Year     12/01/95(2)         Year Ended
                                                                           Ended       Through    -----------------------
                                                                          10/31/97     10/31/96     11/30/95    11/30/94
                                                                        ----------- ------------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $  9.89     $  10.18      $  9.23    $  10.27
                                                                          -------     --------       -------    -------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.590        0.501        0.560       0.500
  Net Gains or Losses in Securities (both realized and unrealized)          0.152       (0.302)       0.950      (0.940)
                                                                          -------     --------      -------    --------
  Total from Investment Operations ....................................     0.742        0.199        1.510      (0.440)
                                                                          -------     --------      -------    --------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.591        0.489        0.560       0.500
  Distributions from Capital Gains ....................................        --           --           --       0.100
                                                                          -------     --------      -------    --------
  Total Distributions .................................................     0.591        0.489        0.560       0.600
                                                                          -------     --------      -------    --------
Net Asset Value, End of Period ........................................   $ 10.04     $   9.89      $ 10.18    $   9.23
                                                                          =======     ========      =======    ========
Total Return (1) ......................................................      7.78%        2.09%       16.82%       4.41%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................   $52,848     $ 67,980      $83,304    $ 83,649
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.85%        0.85%        0.85%       0.85%
 Ratio of Net Investment Income .......................................      5.78%        5.55%        5.78%       5.15%
 Ratio of Expenses Without Waivers and Assumption of Expenses..........      0.91%        1.04%        1.11%       1.04%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      5.72%        5.36%        5.52%       4.96%
Portfolio Turnover Rate ...............................................       569%         101%         220%        134%

                                                                           U.S.
                                                                         Government
                                                                        Securities
                                                                           Fund
                                                                        ----------
                                                                         Class I
                                                                        ----------
                                                                         02/19/93*
                                                                          Through
                                                                         11/30/93
                                                                        ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................  $ 10.00
                                                                         -------
 Income from Investment Operations:
  Net Investment Income ...............................................    0.340
  Net Gains or Losses in Securities (both realized and unrealized)         0.270
                                                                         -------
  Total from Investment Operations ....................................    0.610
                                                                         -------
 Less Distributions:
  Dividends from Net Investment Income ................................    0.340
  Distributions from Capital Gains ....................................       --
                                                                         -------
  Total Distributions .................................................    0.340
                                                                         -------
Net Asset Value, End of Period ........................................  $ 10.27
                                                                         =======
Total Return (1) ......................................................     6.16%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................  $86,089
Ratios to average net assets#:
 Ratio of Expenses ....................................................     0.85%
 Ratio of Net Investment Income .......................................     4.26%
 Ratio of Expenses Without Waivers and Assumption of Expenses..........     1.04%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................     4.07%
Portfolio Turnover Rate ...............................................       37%

-------
 * Commencement of operations.
 ** Commencement of offering of class of shares.
 # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.
(2) In 1996, the Fund changed its fiscal year end from November 30 to October 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                  Bond Fund
                                                   ------------------------------------------------------------------------
                                                                 Class A                              Class B
                                                   ------------------------------------ -----------------------------------
                                                     11/01/97      Year     05/06/96**    11/01/97     Year     05/06/96**
                                                     Through      Ended       Through     Through      Ended      Through
                                                     04/30/98    10/31/97    10/31/96     04/30/98   10/31/97    10/31/96
                                                   ----------- ----------- ------------ ----------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............  $  10.82     $ 10.71     $  10.39     $  10.87    $ 10.76     $ 10.39
                                                    --------      -------     -------     --------    -------     -------
 Income from Investment Operations:
  Net Investment Income ..........................     0.298       0.629        0.288        0.254      0.578       0.233
  Net Gains or Losses in Securities
   (both realized and unrealized) ................    (0.004)      0.330        0.310       (0.007)     0.323       0.368
                                                    --------     -------     --------    ---------   --------    --------
  Total from Investment Operations ...............     0.294       0.959        0.598        0.247      0.901       0.601
                                                    --------     -------     --------    ---------   --------    --------
 Less Distributions:
  Dividends from Net Investment Income ...........     0.282       0.638        0.278        0.245      0.580       0.231
  Distributions from Capital Gains ...............     0.142       0.210           --        0.142      0.210          --
                                                    --------     -------     --------    ---------   --------    --------
  Total Distributions ............................     0.424       0.848        0.278        0.387      0.790       0.231
                                                    --------     -------     --------    ---------   --------    --------
Net Asset Value, End of Period ...................  $  10.69     $ 10.82     $  10.71     $  10.73    $ 10.87     $ 10.76
                                                    ========     =======     ========    =========   ========    ========
Total Return (1) .................................      2.76%       9.45%        5.95%        2.31%      8.32%       6.12%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........  $ 31,899     $26,402     $    988    $   2,633   $  1,447    $    821
Ratios to average net assets#:
 Ratio of Expenses ...............................      0.80%       0.92%        0.90%        1.60%      1.64%       1.65%
 Ratio of Net Investment Income ..................      5.58%       6.11%        5.75%        4.78%      5.26%       4.97%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................      1.56%       1.61%        2.39%        2.05%      2.07%       2.93%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ............      4.82%       5.42%        4.26%        4.33%      4.83%       3.69%
Portfolio Turnover Rate ..........................        97%        823%         122%          97%       823%        122%
                                                                                  Bond Fund
                                                   ------------------------------------------------------------------------
                                                                                   Class I
                                                   ------------------------------------------------------------------------
                                                     11/01/97                            Year Ended
                                                     Through   -------------------------------------------------------------
                                                     04/30/98    10/31/97    10/31/96    10/31/95    10/31/94     10/31/93
                                                   ----------- ----------- ----------- ----------- ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............  $  10.82      $ 10.71    $ 10.91     $ 10.08     $  11.30     $ 10.76
                                                    --------      -------    -------     -------     --------     -------
 Income from Investment Operations:
  Net Investment Income ..........................     0.314       0.680       0.665       0.687        0.667       0.622
  Net Gains or Losses in Securities
   (both realized and unrealized) ................    (0.005)      0.324      (0.148)      0.854       (1.140)      0.679
                                                    --------     -------    --------     -------     --------     -------
  Total from Investment Operations ...............     0.309       1.004       0.517       1.541       (0.473)      1.251
                                                    --------     -------    --------     -------     --------     -------
 Less Distributions:
  Dividends from Net Investment Income ...........     0.307       0.684       0.662       0.687        0.667       0.684
  Distributions from Capital Gains ...............     0.142       0.210       0.055       0.024        0.081       0.026
                                                    --------     -------    --------     -------     --------     -------
  Total Distributions ............................     0.449       0.894       0.717       0.711        0.748       0.710
                                                    --------     -------    --------     -------     --------     -------
Net Asset Value, End of Period ...................  $  10.68     $ 10.82    $  10.71     $ 10.91     $  10.08     $ 11.30
                                                    ========     =======    ========     =======     ========     =======
Total Return (1) .................................      2.92%       9.93%       4.90%      15.83%       (4.30%)     12.63%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .........  $ 18,312     $18,097    $ 17,777     $57,285     $ 52,439     $61,155
Ratios to average net assets#:
 Ratio of Expenses ...............................      0.50%       0.50%       0.36%       0.31%        0.31%       0.31%
 Ratio of Net Investment Income ..................      5.89%       6.42%       6.23%       6.56%        6.27%       6.15%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .........................      1.20%       1.17%       0.87%       0.87%        0.92%       0.82%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ............      5.19%       5.75%       5.72%       6.00%        5.66%       5.64%
Portfolio Turnover Rate ..........................        97%        823%        122%         30%          17%         20%

-------
 ** Commencement of offering of class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                       See notes to financial statements.

--------------------------------------------------------------------------------


Chase Vista Funds
Financial Highlights (unaudited) (continued)

                                                                                      Short-Term Bond Fund
                                                                        ------------------------------------------------
                                                                                                           Institutional
                                                                                      Class A                   Class
                                                                        ------------------------------------ -----------
                                                                          11/01/97      Year     05/06/96**    11/01/97
                                                                          Through      Ended       Through     Through
                                                                          04/30/98    10/31/97    10/31/96     04/30/98
                                                                        ----------- ----------- ------------ -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................  $  10.10     $  10.10     $ 10.03     $ 10.11
                                                                         -------      --------     -------     -------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.273        0.580       0.262       0.294
  Net Gains or Losses in Securities (both realized and unrealized)         (0.051)      (0.001)      0.072      (0.046)
                                                                         --------    ---------    --------    --------
  Total from Investment Operations ....................................     0.222        0.579       0.334       0.248
                                                                         --------    ---------    --------    --------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.262        0.579       0.264       0.288
  Distributions from Capital Gains ....................................        --           --          --          --
                                                                         --------    ---------    --------    --------
  Total Distributions .................................................     0.262        0.579       0.264       0.288
                                                                         --------    ---------    --------    --------
Net Asset Value, End of Period ........................................  $  10.06     $  10.10    $  10.10    $  10.07
                                                                         ========    =========    ========    ========
Total Return (1) ......................................................      1.77%        5.91%       3.41%       2.48%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................  $ 18,228     $  9,847    $  9,416    $ 37,123
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.77%        0.75%       0.75%       0.41%
 Ratio of Net Investment Income .......................................      5.49%        5.76%       5.28%       5.86%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses ............................................................      1.51%        1.31%       1.45%       1.05%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      4.75%        5.20%       4.58%       5.22%
Portfolio Turnover Rate ...............................................       197%         471%        158%        197%

                                                                                      Short-Term Bond Fund
                                                                        ------------------------------------------------
                                                                                      Institutional Class
                                                                        ------------------------------------------------
                                                                                          Year Ended
                                                                        -----------------------------------------------
                                                                          10/31/97    10/31/96    10/31/95    10/31/94
                                                                        ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................  $  10.12     $ 10.08     $  9.91    $  10.14
                                                                         --------     -------     -------    --------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.616       0.561       0.542       0.465
  Net Gains or Losses in Securities (both realized and unrealized)         (0.005)      0.035       0.168      (0.230)
                                                                         --------     -------     -------    --------
  Total from Investment Operations ....................................     0.611       0.596       0.710       0.235
                                                                         --------     -------     -------    --------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.621        0556       0.542       0.465
  Distributions from Capital Gains ....................................        --          --          --          --
                                                                         --------     -------     -------    --------
  Total Distributions .................................................     0.621       0.556       0.542       0.465
                                                                         --------     -------     -------    --------
Net Asset Value, End of Period ........................................  $  10.11     $ 10.12     $ 10.08    $   9.91
                                                                         ========     =======     =======    ========
Total Return (1) ......................................................      6.23%       6.10%       7.37%       2.38%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................  $ 37,788     $43,242     $36,246    $ 35,987
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.42%       0.35%       0.37%       0.31%
 Ratio of Net Investment Income .......................................      6.08%       5.59%       5.41%       4.59%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses ............................................................      0.93%       0.89%       0.90%       0.86%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      5.57%       5.05%       4.83%       4.05%
Portfolio Turnover Rate ...............................................       471%        158%         62%         44%

                                                                        Short-Term
                                                                         Bond Fund
                                                                        -----------
                                                                       Institutional
                                                                           Class
                                                                        -----------
                                                                        Year Ended
                                                                        -----------
                                                                          10/31/93
                                                                        -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................  $  10.26
                                                                         -------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.489
  Net Gains or Losses in Securities (both realized and unrealized)         (0.073)
                                                                         --------
  Total from Investment Operations ....................................     0.416
                                                                         --------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.536
  Distributions from Capital Gains ....................................        --
                                                                         --------
  Total Distributions .................................................     0.536
                                                                         --------
Net Asset Value, End of Period ........................................  $  10.14
                                                                         ========
Total Return (1) ......................................................      4.73%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............................  $ 70,963
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.31%
 Ratio of Net Investment Income .......................................      5.25%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses ............................................................      0.70%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      4.80%
Portfolio Turnover Rate ...............................................        17%

-------
 ** Commencement of offering of class of shares.
 # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                       See notes to financial statements.

Chase Vista Funds Service Center
P.O. BOX 419392
Kansas City, MO 64179


Investment Advisor, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distribution, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Barlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


June 1998                                                           CVBND-3-498